Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000114217 | Axian Telecom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000114217 | Teva Pharmaceutical Finance Netherlands III
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000114217 | Ecopetrol
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000114217 | First Abu Dhabi Bank
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000114217 | Akbank TAS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114217 | Bank Negara Indonesia Persero
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114217 | Bangkok Bank
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114217 | Zhongsheng Group Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114217 | BBVA Bancomer
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114217 | Standard Chartered
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114217 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000114217 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000114217 | China
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000114217 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000114217 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000114217 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000114217 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000114217 | India
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000114217 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000114217 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114216 | Axian Telecom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000114216 | Teva Pharmaceutical Finance Netherlands III
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000114216 | Ecopetrol
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000114216 | First Abu Dhabi Bank
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000114216 | Akbank TAS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114216 | Bank Negara Indonesia Persero
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114216 | Bangkok Bank
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114216 | Zhongsheng Group Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114216 | BBVA Bancomer
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114216 | Standard Chartered
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114216 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000114216 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000114216 | China
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000114216 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000114216 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000114216 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000114216 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000114216 | India
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000114216 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000114216 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166323 | Axian Telecom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166323 | Teva Pharmaceutical Finance Netherlands III
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166323 | Ecopetrol
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166323 | First Abu Dhabi Bank
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166323 | Akbank TAS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166323 | Bank Negara Indonesia Persero
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166323 | Bangkok Bank
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166323 | Zhongsheng Group Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166323 | BBVA Bancomer
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166323 | Standard Chartered
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166323 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000166323 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000166323 | China
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000166323 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000166323 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000166323 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166323 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166323 | India
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166323 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166323 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.90%